Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Taxes payable	$ 29	$ 33
Contract liabilities	31	29	$ 21
Unfavorable drilling contracts	7	8
Employee withheld taxes, social security and vacation payments	47	51
Accrued interest expense	38	40
Accrued expenses	110	137
Lease liabilities	68	36
Uncertain tax positions	79	83
Other liabilities	27	33
Total Other Liabilities	$ 436	$ 450
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities